Intangible assets (Details 2) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Changes in cost and accumulated amortization were as follows
Additions		R$ 226,665
Acquisition of subsidiary		18,733
Amortization		(98,651)
Net book value		305,614	R$ 158,868
Cost
Changes in cost and accumulated amortization were as follows
Net book value		522,064	276,667
Accumulated amortization
Changes in cost and accumulated amortization were as follows
Net book value		(216,450)	(117,799)
Expenditures related to software and technology
Changes in cost and accumulated amortization were as follows
Additions		218,947
Acquisition of subsidiary		1,845
Amortization		(96,264)
Net book value	[1]	250,353	125,825
Expenditures related to software and technology | Cost
Changes in cost and accumulated amortization were as follows
Net book value	[1]	462,282	241,490
Expenditures related to software and technology | Accumulated amortization
Changes in cost and accumulated amortization were as follows
Net book value	[1]	(211,929)	(115,665)
Software licenses
Changes in cost and accumulated amortization were as follows
Additions		7,717
Amortization		(2,030)
Net book value		13,154	7,467
Software licenses | Cost
Changes in cost and accumulated amortization were as follows
Net book value		17,227	9,510
Software licenses | Accumulated amortization
Changes in cost and accumulated amortization were as follows
Net book value		(4,073)	(2,043)
Customer relationships
Changes in cost and accumulated amortization were as follows
Amortization		(357)
Net book value		1,533	1,890
Customer relationships | Cost
Changes in cost and accumulated amortization were as follows
Net book value		1,981	1,981
Customer relationships | Accumulated amortization
Changes in cost and accumulated amortization were as follows
Net book value		(448)	(91)
Goodwill
Changes in cost and accumulated amortization were as follows
Acquisition of subsidiary		16,888
Net book value	[2]	40,574	23,686
Goodwill | Cost
Changes in cost and accumulated amortization were as follows
Net book value	[2]	R$ 40,574	R$ 23,686

[1]	PagSeguro Group capitalizes the expenses incurred with the development of platforms, which are amortized over their useful lives, within a range from three to five years.
[2]	Goodwill provided on the acquisition of the companies R2TECH, BIVA and TILIX.